Income Taxes (Tables)	12 Months Ended
Aug. 31, 2016
Income Taxes Tables
Income tax expense

The Company showed an income tax expense of $2,700 for the year ended August 31, 2014, there was no income tax expense for the years ended August 31, 2016 or 2015. The rate was as follows:

Federal	34%
State	5%
39%

Deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities are as follows:

				From Inception
	Year Ending 8/31/2016	Year Ending 8/31/2015	Year Ending 8/31/2014	(Aug 15, 2014) to (Aug 31, 2016)
Deferred tax assets

Net operating losses	$(87,373)	$(37,037)	0	$(117,528)

Deferred tax liability				-
Net deferred tax assets	$34,075	$14,444	0	$45,836
Less valuation allowance	$(34,075)	$(14,444)	0	$(45,836)
Deferred tax asset - net valuation allowance				-